Equity Line of Credit (Details) - USD ($)					9 Months Ended
	Oct. 13, 2025	Sep. 30, 2025	Sep. 24, 2025	Jun. 18, 2025	Sep. 30, 2025
Equity Line of Credit [Line Items]
Line of credit				$ 50,000,000
Lowest daily volume weighted average price				97.00%
Number of trading days				3 days
Greater volume weighted average price				85.00%
Issuance of shares of common stock (in Shares)					2,709,411
Purchase Price (in Dollars per share)	$ 2.6172
Standby Equity Purchase Agreement [Member]
Equity Line of Credit [Line Items]
Commitment fee		$ 350,000		$ 350,000
Issuance of shares of common stock (in Shares)			106,383
Common stock value per share (in Dollars per share)			$ 3.29
Sale of Stock, Number of Shares Issued in Transaction (in Shares)	30,000
Proceeds from Issuance of Common Stock	$ 78,516